Leases - Minimum Future Income (Table) (Details) $ in Thousands	Dec. 31, 2018 USD ($)
Leases [Abstract]
2019	$ 122,339
2020	40,860
2021	55,430
2022	55,457
2023	55,457
Thereafter	208,173
Total minimum lease revenue, net of commissions	$ 537,716